Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,957,000)	$ (9,229,000)	$ (8,131,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	38,000	820,000	1,015,000
Stock-based compensation expense	80,000	87,000	84,000
Gain from the sale of patents, property and equipment	(510,000)
Write-down of intangibles	134,000
Obsolete inventory	190,000
Adjustments to fair value of warrant derivatives			(52,000)
Adjustments to warrant exercise price			24,000
Changes in assets and liabilities:
Accounts receivable	344,000	(343,000)	151,000
Inventory	5,000	(90,000)	(70,000)
Prepaid expenses and other current assets		(16,000)	22,000
Patents and licenses			14,000
Other assets		9,000
Accounts payable, accrued expenses and other liabilities	(462,000)	(41,000)	12,000
Net cash used in operating activities	(3,138,000)	(8,803,000)	(6,931,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of patents, property and equipment	1,222,000
Purchase of property and equipment			(189,000)
Net cash provided by (used in) investing activities	1,222,000		(189,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from sale of common, prefunded warrants and preferred stock		3,801,000	9,680,000
Net proceeds from exercise of warrants	2,479,000	99,000
Net cash provided by financing activities	2,479,000	3,900,000	9,680,000
Net increase (decrease) in cash and cash equivalents	563,000	(4,903,000)	2,560,000
Cash and cash equivalents at beginning of year	713,000	5,616,000	3,056,000
Cash and cash equivalents at end of year	1,276,000	713,000	5,616,000
NONCASH INVESTING:
Acquisition of preferred interest in real estate in exchange for common stock	$ 1,600,000